Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ 4,485
Recognized in equity	(3,007)	$ (3,797)
Total	(2,715)	4,485
Net deferred tax assets	1,127
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	13,674	11,752
Recognized in earning	2,694	1,922
Recognized in equity	113	0
Business acquisition	1,363
Total	17,844	13,674
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	13,116	11,052
Recognized in earning	2,804	2,064
Recognized in equity	0	0
Business acquisition	1,348
Total	17,268	13,116
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	558	700
Recognized in earning	(110)	(142)
Recognized in equity	113	0
Business acquisition	15
Total	576	558
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(9,189)	(11,157)
Recognized in earning	313	1,875
Recognized in equity	0	93
Business acquisition	(11,683)
Total	(20,559)	(9,189)
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(6,129)	(7,873)
Recognized in earning	2,373	1,744
Recognized in equity	0	0
Business acquisition	(11,683)
Total	(15,439)	(6,129)
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(3,060)	(3,284)
Recognized in earning	(2,060)	131
Recognized in equity	0	93
Business acquisition	0
Total	(5,120)	(3,060)
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	4,485	595
Recognized in earning	3,007	3,797
Recognized in equity	113	93
Business acquisition	(10,320)
Total	$ (2,715)	$ 4,485